Accrued Maintenance Liability	12 Months Ended
Dec. 31, 2014
Accrued Maintenance Liability [Abstract]
Accrued Maintenance Liability

14. Accrued maintenance liability

Movements in accrued maintenance liability during the periods presented were as follows:

	Year ended December 31,
	2014	2013
Accrued maintenance liability at beginning of period	$466,293	$421,830
ILFC Transaction	2,575,118	-
GFL Transaction	(88,523)	-
Maintenance payments received	561,558	100,708
Maintenance payments reimbursed	(286,041)	(56,909)
Release to income	(92,296)	(13,479)
Lessor contribution and top ups	5,570	14,143
Interest accretion	52,686	-
Accrued maintenance liability at end of period	$3,194,365	$466,293